INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Jan. 01, 2022
INCOME TAX
Dividend withholding, percentage	5.00%	5.00%			15.00%
Provision for income taxes
Current tax expense	₽ 12,593	$ 169.5	₽ 12,527	₽ 9,811
Deferred tax (benefit)/expense	(5,163)	(69.5)	666	1,845
Income tax expense	7,430	100.0	13,193	11,656
Components of net income before income taxes
Income/(loss) before income tax expense	₽ (7,223)	$ (97.2)	36,543	₽ 22,721
Effect of consolidation of Yandex Market			₽ 19,230
Russia
INCOME TAX
Dividend withholding tax (as a percent)	15.00%	15.00%
Netherlands.
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current tax expense	₽ 11,987	$ 161.3	₽ 12,421	₽ 9,052
Deferred tax (benefit)/expense	(5,436)	(73.2)	1,219	1,351
Components of net income before income taxes
Income/(loss) before income tax expense	14,520	195.4	40,332	38,626
Netherlands
Provision for income taxes
Current tax expense	218	3.0	38	563
Deferred tax (benefit)/expense	87	1.2	(738)	418
Components of net income before income taxes
Income/(loss) before income tax expense	(28,707)	(386.4)	(4,009)	(17,050)
Other
Provision for income taxes
Current tax expense	388	5.2	68	196
Deferred tax (benefit)/expense	186	2.5	185	76
Components of net income before income taxes
Income/(loss) before income tax expense	₽ 6,964	$ 93.8	₽ 220	₽ 1,145
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%